NOTES PAYABLE, RELATED PARTIES	12 Months Ended
Dec. 31, 2015
NOTES PAYABLE, RELATED PARTIES [Abstract]
NOTES PAYABLE, RELATED PARTIES

NOTE 13 – NOTES PAYABLE, RELATED PARTIES

On September 30, 2013, we issued a Convertible Note (the "Convertible Note") for $50,000 to NYX Capital Advisors, Inc. (“NYX”), an entity owned by the husband of our former President and director, in connection with $50,000 cash paid by NYX.  The Convertible Note bears no interest and was convertible at any time, at the option of the holder, into 10,000,000 shares of our common stock at $0.005 per share.  The Convertible Note was converted into our common shares on February 24, 2014.